BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
BORROWINGS
Short-term borrowings	¥ 207,717	$ 29,703	¥ 288,280
Longterm borrowings	182,917		0
Total	¥ 390,634		¥ 288,280